Short-Term Investments	6 Months Ended
Mar. 31, 2026
Short-Term Investments [Abstract]
SHORT-TERM INVESTMENTS

NOTE 3 — SHORT-TERM INVESTMENTS

The Company’s short-term investments represent wealth management financial products purchased from PRC banks or financial institutions with maturities within one year. The Company had short-term investments of $21,020,722 and $22,168,607 as of March 31, 2026 and September 30, 2025, respectively. The Company recorded interest income of $320,254 and $475,922 for the six months ended March 31, 2026 and 2025, respectively.